Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories	Inventories consist of:

	2013	2012

Raw materials and supplies	$947	$911
Work-in-process	273	260
Finished goods	339	283
Tooling and engineering	1,078	1,058

	$2,637	$2,512